Modification of Earlier Arrangement and Acquisition of Sri Sai (Tables)	6 Months Ended
Sep. 30, 2023
Modification of Earlier Arrangement and Acquisition of Sri Sai [Abstract]
Schedule of Applying the New Accounting Policy	The adoption of new accounting policy does not constitute a change in accounting policy but an application of the accounting policy to changing facts, circumstances and conditions that differ in substance from those previously occurring. The summarized financial statements as of March 31, 2023 and April 1, 2022, applying the new accounting policy to the contract modification prospectively.
Extract from Financial Statements	As at April 1, 2022 (Pre-adjustment)	Adjustments	As at April 1, 2022 (Post-adjustment)	As at March 31, 2023
Assets items
Non-current assets
Intangible (Customer Acquisition, net of amortisation)	35,186,496	(35,186,496)	—	—
Deferred tax assets*	537,915	(537,915)	—	—
Current assets
Other receivables	50,939,090	(50,939,090)	—	—
Total of assets	86,663,501	(86,663,501)	—	—
Liabilities Items
Non-current liabilities
Customer Acquisition List Payable, net of current portion	(29,146,665)		—	—
Less: Part Payment made towards Customer Acquisition during the year ended March 31, 2023	(395,209)		—	—
Net of payments during the year ended March 31, 2023	(28,751,456)	28,751,456	—	—
Deferred tax liability*	(2,297,717)	2,297,717

Current liabilities
Other financial liabilities
Interest on tax payable	(845,792)	845,792
Other current liabilities:
CSR expenses payable	(206,619)		—	—
Statutory liabilities*	(7,790,691)	7,997,310	—	—
Customer acquisition payable	(29,146,665)	29,146,665
Current tax liability	(3,305,308)	3,305,308
Total of liabilities	(72,344,247)	72,344,247	—	—
Net balances adjusted		(14,319,254)	—	—
Retained earnings (refer to Consolidated Statement of Changes in Equity)	12,148,403	(14,319,254)	(2,170,851)	4,518,954

*	These balances were as per standalone financial statements of Lytus India